Intangible Assets and Contract Liabilities - Amortization of Contract Liabilities Classified Under Time Charter and Bareboat Revenues (Details) $ in Thousands	Dec. 31, 2020 USD ($)
Amortization of contract liabilities
2021	$ (1,518)
2022	(1,518)
2023	$ (650)